Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Investor receivables		$ 104,303	$ 41,622	$ 17,358
Servicing fees		23,113	19,146	6,285
Due from title companies		16,729	6,435	4,299
Servicing advances		9,004	7,845	5,166
Pair-offs receivable		6,317	24	1,748
Warehouse-after deadline funding		4,020	337	4,762
Notes receivable-related party		245	43
Other, net			43	31
Allowance for doubtful accounts		(258)	(22)	(81)
Accounts receivable	$ 246,862	$ 163,473	$ 75,430	$ 39,568